Inventory (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Inventory
Finished goods	$ 25,470	$ 23,393
Work in process	16	56
Raw materials	626	492
Provision for obsolescence	(138)	(527)
Total	$ 25,974	$ 23,414